Consolidated Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheet
Cash	$ 890,106	$ 72,205	$ 1,045
Current Assets:
Accounts receivable - net	103,685	36,274	0
Inventory	204,834	195,681	0
WIP	74,256	96,551	0
Investment in life on earth Series B	0	50,000	0
Total Current Assets	1,272,881	450,711	1,045
Property and Equipment - Net	2,017,838	2,070,416	0
Loan receivable	50,000	50,000
Right of use asset	250,421	258,019	0
Goodwill	300,000	300,000	0
Other assets	68,447	64,511	0
Total Assets	3,959,587	3,193,657	1,045
Current Liabilities:
Accounts payable - trade	1,949,235	1,747,852	433,116
Accrued expenses	84,990	73,501	0
Accrued expenses related party	17,859	14,235	0
Unearned revenue	139,014	149,966
Customer JV account liabilities	600,000	600,000	0
Lease liability current	111,028	114,675	0
Notes payable	757,910	150,000	0
Notes payable PPP	275,556	310,000	0
Notes payable - related party	100,800	120,800	0
Notes payable - convertibles	980,078	202,300	0
Total Current Liabilities	5,016,470	3,483,329	433,116
Long-Term Debt:
Lease liability	139,393	143,344	0
Notes payable	277,865	831,000	40,800
Total Liabilities	5,433,728	4,457,673	473,916
Stockholders' (Deficit)
Common Stock Value	137	125	125
Additional paid-in capital	4,418,258	3,059,920	2,680,399
Accumulated deficit	(5,892,536)	(4,324,061)	(3,153,395)
Total Stockholders' (Deficit)	(1,474,141)	(1,264,016)	(472,871)
Total Liabilities and Stockholders' Deficit	$ 3,959,587	$ 3,193,657	$ 1,045